Income Tax - Schedule of Movement of Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Beginning Balance	$ (8,256,589)	$ (1,819,857)
Additions	(9,012,524)	(6,436,732)
Ending Balance	$ (17,269,113)	$ (8,256,589)